INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET
Schedule of intangible assets
	As of December 31,
	2012	2013
	$	$
Trademarks	25,000	25,000
Software	3,706,155	3,931,371
Less: accumulated amortization	(2,467,511)	(3,039,322)
	1,263,644	917,049